Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive loss	Non-controlling interests	Total
Balance at Sep. 30, 2023	$ 19,045	$ 18,232,263	$ (9,071,818)	$ (36,284)	$ 1,790,504	$ 10,933,710
Balance (in Shares) at Sep. 30, 2023	11,998,173
Net loss			(3,207,372)		(309,542)	(3,516,914)
Issuance of common stock for cash	$ 635	799,365				800,000
Issuance of common stock for cash (in Shares)	400,000
Share-based compensation – common shares	$ 667	524,533				525,200
Share-based compensation – common shares (in Shares)	420,000
Share-based compensation – stock options		595,099				595,099
Investment in SouthGilmore		(762,346)			4,500,074	3,737,728
Currency translation adjustment				(7,686)		(7,686)
Balance at Mar. 31, 2024	$ 20,347	19,388,914	(12,279,190)	(43,970)	5,981,036	13,067,137
Balance (in Shares) at Mar. 31, 2024	12,818,173
Balance at Sep. 30, 2023	$ 19,045	18,232,263	(9,071,818)	(36,284)	1,790,504	10,933,710
Balance (in Shares) at Sep. 30, 2023	11,998,173
Balance at Sep. 30, 2024	$ 20,814	20,142,071	(14,958,678)	(35,803)	5,709,517	$ 10,877,921
Balance (in Shares) at Sep. 30, 2024	13,113,173					13,113,173
Net loss			(231,942)		75,783	$ (156,159)
Share-based compensation – common shares	$ 786	421,354				422,140
Share-based compensation – common shares (in Shares)	495,000
Share-based compensation – stock options		8,216				8,216
Currency translation adjustment				(18,844)		(18,844)
Balance at Mar. 31, 2025	$ 21,600	$ 20,571,641	$ (15,190,620)	$ (54,647)	$ 5,785,300	$ 11,133,274
Balance (in Shares) at Mar. 31, 2025	13,608,173					13,608,173